Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2026
Entity File Number	000-55600
Entity Registrant Name	NEVADA CANYON GOLD CORP.
Entity Central Index Key	0001605481
Entity Tax Identification Number	46-5152859
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5655 Riggins Court
Entity Address, Address Line Two	Suite 15
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89502
City Area Code	(888)
Local Phone Number	260-5357
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false